Bank and Other Borrowings	12 Months Ended
Dec. 31, 2023
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
11.	BANK AND OTHER BORROWINGS

Bank and other borrowings were as follows as of the respective balance sheet dates:

		As of December 31,
		2022	2023
		$	$
Short-term bank and other borrowings	(i)	-	424
Total borrowings		-	424

The outstanding balances as of December 31, 2023 represented a loan borrowed by one of the Group’s subsidiaries. A subsidiary has entered into a short-term loan with 5.0% interest rate with the financial institution. As of December 31, 2023, the balance of this loan amounted to $424.